CONDENSED COMBINED AND CONSOLIDATED DEBTOR IN-POSSESSIONFINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Condensed Combined Consolidated Debtor-In-Possession Financial Information

	12/31/2017	12/31/2016
Current assets
Cash and cash equivalents	6,690,900	6,942,528
Short-term investments	14,605	106,589
Trade accounts receivable	6,590,543	6,973,983
Inventories	137,575	182,095
Related parts	949,851	848,259
Recoverable taxes	1,818,242	2,159,230
Judicial Deposits	1,000,519	948,991
Pension plan assets	1,072	6,414
Dividends and interest on capital	529,934	814,952
Other assets	1,546,295	1,823,577

Total current assets	19,279,536	20,806,620
Non-current assets
Long-term investments	114,839	169,473
Other taxes	626,057	933,049
Judicial Deposits	8,110,179	8,109,743
Investments	5,852,604	7,223,447
Property, plant and equipment, net	26,561,160	25,546,349
Intangible assets	9,185,107	9,715,303
Pension plan assets	1,598,792	1,634,695
Other assets	372,142	181,529

Total non-current assets	52,420,878	53,513,589

Total assets	71,700,415	74,320,209
Current liabilities
Trade payables	6,697,217	5,962,864
Loans and financing	530,051	501,547
Payroll, related taxes and benefits	575,673	345,980
Current income taxes payable	1,334,859	1,776,239
Tax financing program	271,503	92,748
Dividends and interest on capital	6,222	6,262
Licenses and concessions payable	20,306	106,677
Other payables	1,146,780	1,632,393

Total current liabilities	10,582,610.4	10,424,711
Non-Current liabilities
Related parts	1,116,169	237,637
Other taxes	867,657	1,073,168
Deferred taxes	497,375	676,005
Tax financing program	599,047	633,776
Provisions for Contingencies	617,103	750,549
Liability for pensions benefits	10,433	—
Licenses and concessions payable	604	4,073
Unearned revenues	1,596,462	1,661,460
Advances from customers	9,964	10,831
Other payables	641,253	947,802

Total non-current liabilities	5,956,067	5,995,300
Total liabilities not subject to compromise	16,538,677	16,420,011
Liabilities subject to compromise	65,139,227	63,746,124
Total liabilities	81,677,904	80,166,135
Shareholders’ equity
Total share capital	21,438,374	21,438,374
Share issued costs	(377,429)	(377,429)
Capital reserves	13,242,374	13,242,374
Treasury shares	(5,531,092)	(5,531,092)
Other comprehensive income	(241,780)	(221,172)
Accumulated losses	(38,507,937)	(34,396,982)
Total shareholders’ equity	(9,977,489)	(5,845,926)

Total liabilities and shareholders’ equity	71,700,415	74,320,209

Intercompany transactions among the Debtors amounting to R$5,64 billion in 2017 (R$1,56 billion in 2016) related mainly with interests and interconnection charges and have been eliminated in the financial statements presented below. Intercompany transactions among the Debtors and the nonfiling entities have not been eliminated.

	12/31/2017	12/31/2016
Net operating revenue	20,429,388	22,946,936
Cost of sales and services	(15,573,190)	(16,083,725)

Gross profit	4,856,197	6,863,211

Operating (expenses) income
Selling expenses	(4,077,876)	(4,051,095)
General and administrative expenses	(2,438,107)	(3,093,767)
Other operating income (expenses), net	118,609	(962,897)
Equity pickup	(138,999)	(4,884,167)
Reorganization items	(2,371,919)	(2,405,625)

Loss before financial and taxes	(4,052,094)	(8,534,340)
Financial expenses, net	(566,679)	(3,335,464)

Loss before taxes	(4,618,772)	(11,869,803)
Income tax and social contribution	884,602	(1,597,577)
Net loss for the year	(3,734,170)	(13,467,380)